ENVIRONMENTAL MATTERS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about environment related disbursements [Abstract]
Disclosure of detailed information about environment related disbursements [Text Block]
As of December 31, 2020 and 2019 Arauco has made and / or has committed the following disbursements in major environmental projects:

	12-31-2020	Disbursements undertaken 2020				Committed Disbursements
		State	Amount	Asset	Asset/expense	Amount	Estimated
Company	Name of project	of project	ThU.S.$	Expense	destination item	ThU.S.$	date
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	633	Assets	Properties, plants and equipments	979	2021
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	25,947	Assets	Properties, plants and equipments	27,215	2021
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of gas emissions from industrial process	Finished	1,750	Expenses	Operating costs	-
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	2,443	Assets	Properties, plants and equipments	9,660	2021
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	Finished	10,693	Expenses	Operating costs	-	-
Celulosa Arauco y Constitucion S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	11,786	Expenses	Operating costs	-	-
Arauco Argentina S.A.	Construction emissary	In process	-	Assets	Properties, plants and equipments	697	2021
Arauco Argentina S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	702	Assets	Properties, plants and equipments	10,368	2021
Arauco Argentina S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	125	Assets	Properties, plants and equipments	560	2021
Arauco Argentina S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	1,453	Assets	Properties, plants and equipments	2,147	2021
Maderas Arauco S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	178	Expenses	Operating costs	-	-
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	464	Expenses	Operating costs	-	-
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	230	Assets	Properties, plants and equipments	435	2021
Forestal Arauco S.A.	Environmental improvement studies	In process	324	Expenses	Administration expenses	105	2021
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	1,983	Assets	Properties, plants and equipments	836	2021
Celulosa y Energía Punta Pereira S.A.	Environmental improvement studies	Finished	221	Assets	Properties, plants and equipments	-	-
Celulosa y Energía Punta Pereira S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	547	Assets	Properties, plants and equipments	-	-
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	667	Assets	Properties, plants and equipments	-	-
Forestal Los Lagos S.A.	Environmental improvement studies	In process	179	Expenses	Operating costs	69	2021
Arauco North America, Inc	Environmental improvement studies	In process	784	Assets	Properties, plants and equipments	-	-
Arauco North America, Inc	Environmental improvement studies	Finished	628	Assets	Properties, plants and equipments	-	-
Arauco Industria de México, S.A.de C.V.	Investment projects for the control and management solid industrial waste dumpsite for management of these in the future	Finished	223	Expenses	Operating costs	-	-
		TOTAL	61,960			53,071

	12-31-2019	Disbursements undertaken 2019				Committed Disbursements
		State	Amount	Asset	Asset/ expense	Amount	Estimated
Company	Name of project	of project	ThU.S.$	Expense	destination item	ThU.S.$	date
Celulosa Arauco y Constitución S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	267	Assets	Properties, plants and equipments	792	2020
Celulosa Arauco y Constitución S.A.	Environmental improvement studies	In process	21,927	Assets	Properties, plants and equipments	53,111	2020
Celulosa Arauco y Constitución S.A.	Investment projects for the control and management of gas emissions from industrial process	Finished	375	Expense	Operating cost	-	-
Celulosa Arauco y Constitución S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	3,535	Assets	Properties, plants and equipments	6,595	2020
Celulosa Arauco y Constitución S.A.	Environmental improvement studies	Finished	15,570	Expense	Operating cost	-	-
Celulosa Arauco y Constitución S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	348	Assets	Properties, plants and equipments	-	-
Celulosa Arauco y Constitución S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	7,745	Expense	Operating cost	-	-
Arauco Argentina S.A.	Construction emissary	In process	40	Assets	Properties, plants and equipments	697	2020
Arauco Argentina S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	1,174	Assets	Properties, plants and equipments	1,816	2020
Arauco Argentina S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	987	Assets	Properties, plants and equipments	343	2020
Maderas Arauco S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	208	Expense	Operating cost	-	-
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	647	Expense	Operating cost	-	-
Maderas Arauco S.A.	Environmental improvement studies	Finished	305	Assets	Properties, plants and equipments	-	-
Forestal Arauco S.A.	Environmental improvement studies	In process	626	Expense	Administration expenses	401	2020
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	684	Assets	Properties, plants and equipments	2,567	2020
Celulosa y Energía Punta Pereira S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	400	Assets	Properties, plants and equipments	100	2020
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	448	Assets	Properties, plants and equipments	-	-
Forestal Los Lagos S.A.	Environmental improvement studies	In process	210	Expense	Operating cost	63	2020
Arauco North America, Inc	Environmental improvement studies	In process	945	Assets	Properties, plants and equipments	530	2020
		TOTAL	56,441			67,015